Form 13F












Reporting Manager: BNP Paribas












Quarter Ending: June 2002

























Item 1
Item 2
Item 3
Item 3
 Item 4
Item 5

Item 6
Item 7
Item 8

Item 9












Voting Authority


Title of
Cusip
Isin
 Value
Shares /
Sh
Put /
Invstmt
Other
Sole
Shared
None
Name of Issuer
Class
Number
Number
 (x $1000)
Prn Amt
Prn
Call
Dscrtn
Managers
(A)
(B)
(C)


NOTICE FILING